Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax Expense [Abstract]
Current income taxes	$ (17)	$ (17)	$ (49)	$ (41)
Deferred income taxes	(1)	(3)	(4)	(5)
Income taxes	$ (18)	$ (20)	$ (53)	$ (46)
Effective tax rate	(25.40%)	19.60%	60.90%	19.50%